Pledged Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Pledged Assets [Abstract]
Summary of Pledged Assets
(1)	As of December 31, 2019 and 2020, the Group’s assets pledged as collateral were as follows:

	December 31,
Assets pledged	2019	2020		Pledge purpose
	NT$000	NT$000	US$000
Shown as “Property, plant and equipment”
Land	$14,962	$14,962	$533	Note 1
Buildings	22,860	22,204	791	Note 1
Testing equipment	—	58,808	2,094	Note 2
Shown as “Other non-current assets” Prepayment for equipment	—	22,423	798	Note 2
	$37,822	$118,397	$4,216

Note 1: Provided as collateral for long-term borrowings with Taiwan Cooperative Bank.

Note 2: Provided as collateral for long-term borrowings with non-financial institution.